Capital risk (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Regulatory Capital Resources

Regulatory capital resources

This table shows our regulatory capital.

	2018 £m	2017 £m
CET1 capital instruments and reserves:
- Capital instruments	7,060	7,060
- Retained earnings	6,439	6,399
- Accumulated other reserves and non-controlling interests	431	453

CET1 capital before regulatory adjustments	13,930	13,912

CET1 regulatory adjustments:
- Additional value adjustments	(42)	(70)
- Goodwill (net of tax)	(1,161)	(1,165)
- Other intangibles	(610)	(539)
- Fair value reserves related to gains or losses on cash flow hedges	(251)	(228)
- Negative amounts resulting from the calculation of regulatory expected loss amounts	(599)	(748)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(67)	(13)
- Deferred tax assets that rely on future profitability excluding timing differences	(20)	(25)
- Defined benefit pension fund assets	(631)	(333)
- Dividend accrual	(18)	(19)
- IFRS 9 Transitional Adjustment	21	—
- Deduction for non-controlling interests	(151)	(152)

CET1 capital	10,401	10,620

AT1 capital instruments:
- Capital instruments	2,041	2,041
- Amount of qualifying items subject to phase out from AT1	593	707
- Regulatory deductions for instruments issued by subsidiary undertakings	(268)	(301)

AT1 capital	2,366	2,447

Tier 1 capital	12,767	13,067

Tier 2 capital instruments:
- Capital instruments	2,888	2,749
- Amount of qualifying items subject to phase out from Tier 2	369	587
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation	(986)	(915)

Tier 2 capital	2,271	2,421

Total regulatory capital(1)	15,038	15,488

(1)	Capital resources include a transitional IFRS 9 benefit at 31 December 2018 of £21m (1 January 2018: £18m).